Commitments and Contingencies - Summary of Rollforward of Legal Proceedings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies
Beginning balance	R$ 251	R$ 131
Additions	809	354
Business combination	599
Reversals	(293)	(234)
Ending Balance	1,366	251
Civil
Commitments and contingencies
Beginning balance	0	0
Additions	564
Reversals	(99)
Ending Balance	465	0
Labor
Commitments and contingencies
Beginning balance	122	17
Additions	108	209
Reversals	(178)	(104)
Ending Balance	52	122
Taxes
Commitments and contingencies
Beginning balance	129	114
Additions	137	145
Business combination	599
Reversals	(16)	(130)
Ending Balance	R$ 849	R$ 129